(LEUTHOLD LOGO)
ASSET ALLOCATION FUND

Semi-Annual Report
March 31, 1997

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997
(UNAUDITED)

ASSETS:
  Investments, at value (cost $29,697,851)                      $30,329,861
  Interest receivable                                               284,658
  Dividends receivable                                               34,475
  Organizational expenses, net of
    accumulated amortization                                         31,281
  Other assets                                                       28,047
                                                                -----------
  Total Assets                                                   30,708,322
                                                                -----------
LIABILITIES:
  Dividend payable                                                   12,657
  Payable to Adviser                                                 16,281
  Accrued expenses and other liabilities                             47,265
                                                                -----------
  Total Liabilities                                                  76,203
                                                                -----------
NET ASSETS                                                      $30,632,119
                                                                ===========
NET ASSETS CONSIST OF:
  Capital stock                                                 $29,734,038
  Accumulated undistributed net investment income                   155,481
  Accumulated undistributed
    net realized gain on investments                                110,590
  Net unrealized appreciation on investments                        632,010
                                                                -----------
  Total Net Assets                                              $30,632,119
                                                                ===========
  Shares outstanding
    (250,000,000 shares of $.0001 par value authorized)           3,045,065

  Net Asset Value,  Redemption
    Price and Offering Price Per Share                               $10.06
                                                                     ======

STATEMENT OF OPERATIONS
OCTOBER 1, 1996 THROUGH MARCH 31, 1997
(UNAUDITED)

INVESTMENT INCOME:
  Dividend income                                                  $181,056
  Interest income                                                   943,921
                                                                -----------
  Total investment income                                         1,124,977
                                                                -----------
EXPENSES:
  Investment advisory fee                                           142,981
  Administration fee                                                 14,645
  Shareholder servicing and accounting costs                         25,623
  Custody fees                                                       10,161
  Federal and state registration                                     12,013
  Professional fees                                                  15,276
  Amortization of organizational expenses                             4,290
  Reports to shareholders                                             7,245
  Directors'  fees and expenses                                       2,912
  Other                                                               4,550
                                                                -----------
  Total expenses before
    reimbursement                                                   239,696
  Less: Reimbursement from Adviser                                   41,111
                                                                -----------
  Net expenses                                                      198,585
                                                                -----------
NET INVESTMENT INCOME                                               926,392
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                 (13,284)
  Change in unrealized appreciation on investments                  404,927
                                                                -----------
  Net realized and unrealized
    gain on investments                                             391,643
                                                                -----------
NET INCREASE IN NET
  ASSETS RESULTING FROM OPERATIONS                               $1,318,035
                                                                 ==========

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                  OCTOBER 1,     NOVEMBER 20,
                                                        1996         1995(1)<F1>
                                                     THROUGH         THROUGH
                                              MARCH 31, 1997  SEPTEMBER 30, 1996
                                              --------------  ------------------
                                                 (UNAUDITED)
OPERATIONS:
  Net investment income                             $926,392       $1,161,465
  Net realized gain (loss) on investments           (13,284)          172,238
  Change in unrealized appreciation on investments   404,927          227,083
                                                  ----------       ----------
  Net increase in net assets from operations       1,318,035        1,560,786
                                                  ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            (855,716)      (1,084,877)
  Net realized gains                               (794,514)               --
                                                  ----------       ----------
  Total dividends and distributions              (1,650,230)      (1,084,877)
                                                  ----------       ----------
CAPITAL SHARE  TRANSACTIONS:
  Proceeds from shares sold                        1,370,921       11,738,348
  Proceeds from collective and
    common trust funds conversions                        --       29,115,588
  Shares issued to holders in
    reinvestment of dividends                      1,607,000        1,037,552
  Cost of shares redeemed                        (3,754,108)     (10,626,896)
                                                  ----------       ----------
  Net increase (decrease) in net assets
    from capital share transactions                (776,187)       31,264,592
                                                  ----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (1,108,382)       31,740,501
                                                  ----------       ----------
NET ASSETS:
  Beginning of period                             31,740,501                0
                                                  ----------       ----------
  End of period (including
    undistributed net investment income
    of $155,481 and $81,802,  respectively)      $30,632,119      $31,740,501
                                                  ==========       ==========

(1)<F1>Commencement of operations.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                  OCTOBER 1,     NOVEMBER 20,
                                                        1996         1995(1)<F2>
                                                     THROUGH          THROUGH
                                              MARCH 31, 1997  SEPTEMBER 30, 1996
                                              --------------  ------------------
                                                 (UNAUDITED)

PER SHARE DATA:
Net asset value,  beginning of period                 $10.18           $10.00
                                                      ------           ------
Income from investment operations:
  Net investment income                                 0.31             0.38
  Net realized and unrealized gain on investments       0.11             0.16
                                                      ------           ------
  Total from investment operations                      0.42             0.54
                                                      ------           ------
Less distributions from:
  Net investment income                               (0.28)           (0.36)
  Net realized gains                                  (0.26)               --
                                                      ------           ------
  Total distributions                                 (0.54)           (0.36)
                                                      ------           ------
Net asset value,  end of period                       $10.06           $10.18
                                                      ======           ======

Total return(2)<F3>                                    4.05%            5.43%

Supplemental data and ratios:
  Net assets,  end of period                     $30,632,119      $31,740,501
Ratio of expenses to average net assets(3)<F4>         1.25%            1.25%
Ratio of net investment income to
  average net assets(3)<F4>                            5.85%            4.44%
Portfolio turnover rate                               15.55%          103.30%
Average commission rate paid                         $0.0600          $0.0600

(1)<F2>Commencement of operations.
(2)<F3>Not annualized.
(3)<F4>Annualized. Without expense reimbursements of $41,111 and $77,769 for the periods October 1, 1996 through March 31, 1997 and November 20, 1995 through September 30, 1996, respectively, the ratio of expenses to average net assets would have been 1.51% and 1.55%, and the ratio of net investment income to average net assets would have been 5.59% and 4.14%, respectively.

                     See notes to the financial statements.

SCHEDULE OF INVESTMENTS
MARCH 31, 1997
(UNAUDITED)

    NUMBER                                                           MARKET
 OF SHARES                                                            VALUE
 ---------                                                          -------

            COMMON STOCKS - 30.2%
            BUILDING MATERIALS - 0.5%
     3,200  Martin Marietta Materials                               $82,400
     1,200  Medusa Corp.                                             45,000
     1,200  Texas Industries, Inc.                                   33,000
                                                                   --------
                                                                    160,400
                                                                   --------
            ENERGY - EQUIPMENT & SERVICES - 1.5%
     3,300  Dresser Industries, Inc.                                 99,825
     1,300  ENSCO International, Inc.*<F5>                           64,025
     6,600  Global Marine, Inc. * <F5>                              141,900
     1,800  Halliburton Co.                                         121,950
     2,400  Noble Drilling Corp. * <F5>                              41,400
                                                                   --------
                                                                    469,100
                                                                   --------

            ENERGY - OIL & GAS - 2.3%
     1,700  Burlington Resources, Inc.                               72,675
     2,600  Enron Corp.                                              98,800
     2,300  KN Energy, Inc.                                          90,850
     2,000  Louisiana Land & Exploration                             94,750
     1,300  Mobil Corp.                                             169,813
     1,800  Noble Affiliates, Inc.                                   67,950
     4,800  Oryx Energy Co. *<F5>                                    92,400
                                                                   --------
                                                                    687,238
                                                                   --------

            LIFE INSURANCE - 2.6%
     5,900  Equitable Companies, Inc.                               160,775
     1,700  Jefferson-Pilot Corp.                                    92,438
     3,000  Provident Companies, Inc.                               164,250
     2,100  Providian Corp.                                         112,350
     1,800  ReliaStar Financial Corp.                               106,425
     3,900  SunAmerica, Inc.                                        146,738
                                                                   --------
                                                                    782,976
                                                                   --------
            MACHINERY - DIVERSIFIED - 1.2%
     1,100  Caterpillar, Inc.                                        88,275
     1,800  Deere & Co.                                              78,300
     2,800  Harnischfeger Industries, Inc.                          130,200
     1,800  Ingersoll-Rand Co.                                       78,525
                                                                   --------
                                                                    375,300
                                                                   --------

            MAJOR AIRLINES - 1.4%
     1,000  AMR Corp. *<F5>                                          82,500
     1,800  Delta Air Lines, Inc.                                   151,425
     3,200  Northwest Air Lines Corp. *<F5>                         120,400
     1,300  UAL Corp.                                                84,175
                                                                   --------
                                                                    438,500
                                                                   --------

            NATIONAL BANKS - 0.1%
       400  Bank America Corp.                                       40,300
                                                                   --------

            REAL ESTATE INVESTMENT TRUSTS - 16.6%
     5,000  Avalon Properties, Inc.                                 137,500
     8,800  BRE Properties Class A                                  217,800
     6,100  Bradley Real Estate, Inc.                               116,661
     5,400  CBL & Associates
              Properties, Inc.                                      132,300
    11,000  CenterPoint Properties Corp.                            336,875
     7,900  Chelsea GCA Realty, Inc.                                283,412
     6,700  Colonial Properties Trust                               194,300
     8,700  Cousins Properties, Inc.                                237,075
    11,600  Crescent Real Estate
              Equities, Inc.                                        310,300
     8,300  Developers Diversified
              Realty Corporation                                    313,325
     7,400  Equity Residential
              Properties Trust                                      328,375
     8,200  Excel Realty Trust, Inc.                                207,050
     5,700  First Industrial Realty Trust                           180,262
     3,300  Health Care Property
              Investors, Inc.                                       109,312
     4,900  Hospitality Properties Trust                            150,062
     9,450  Kimco Realty Corp.                                      307,125
    11,900  Koger Equity, Inc.                                      205,275
     9,200  Nationwide Health
              Properties, Inc.                                      196,650
     4,500  Post Properties, Inc.                                   171,563
     6,000  RFS Hotel Investors, Inc.                               104,250
     5,700  Reckson Associates Realty Corp.                         262,913
     8,500  Sun Communities, Inc.                                   272,000
    23,700  Western Investment
              Real Estate Trust                                     296,250
                                                                  ---------
                                                                  5,070,635
                                                                  ---------

            RETAIL - SPECIALTY - 1.2%
     7,600  Costco Companies, Inc.                                  209,950
     1,400  Dayton Hudson Corp.                                      58,450
     4,200  Ross Stores, Inc.                                       106,575
                                                                   --------
                                                                    374,975
                                                                   --------

            RETAIL STORES - DRUG STORES - 0.1%
     1,600  Longs Drug Stores, Inc.                                  37,600
                                                                   --------

            RETAIL STORES - FOOD CHAINS - 0.2%
     1,100  Safeway, Inc. *<F5>                                      51,013
                                                                   --------

            SEMICONDUCTORS - 1.4%
     3,466  Analog Devices, Inc.                                     77,985
     3,500  Atmel Corp. *<F5>                                        83,781
     1,200  Intel Corp.                                             166,950
     1,800  Maxim Integrated
              Products, Inc. *<F5>                                   87,075
                                                                   --------
                                                                    415,791
                                                                   --------
            UTILITIES - 1.1%
     4,400  CalEnergy, Inc. *<F5>                                   149,600
     3,900  Coastal Corp.                                           187,200
                                                                   --------
                                                                    336,800
                                                                   --------

            Total common stocks
              (cost $8,051,520)                                   9,240,628
                                                                  ---------
CONTRACTS (100 SHARES PER CONTRACT)
-----------------------------------
            PUT OPTIONS PURCHASED - 2.1%
            S&P 500:
       124  Expiration September 1997,
              Exercise Price $795                                   646,350
                                                                   --------
            Total put options purchased
              (cost $425,444)                                       646,350
                                                                   --------

 PRINCIPAL                                                           MARKET
    AMOUNT                                                            VALUE
  --------                                                          -------
            FIXED INCOME SECURITIES - 52.0%
            U.S.  TREASURY OBLIGATIONS - 52.0%
$20,085,000 U.S. Treasury Strips,
              due 2/15/2018 # <F6>                               $4,424,121
            U.S. Treasury Bonds:
 8,660,000  7.50%, due 11/15/2016                                 8,903,563
 2,370,000  8.125%, due 8/15/2019                                 2,598,854
                                                                 ----------
                                                                 11,502,417
                                                                 ----------
            Total fixed income securities
              (cost $16,704,542)                                 15,926,538
                                                                 ----------
            SHORT-TERM INVESTMENTS - 14.7%
            VARIABLE RATE DEMAND NOTES - 6.6%
    94,799  American Family                                          94,799
    53,064  General Mills                                            53,064
   412,221  Sara Lee                                                412,221
    16,000  Pitney Bowes                                             16,000
 1,036,614  Johnson Controls                                      1,036,614
    64,948  Warner Lambert                                           64,948
   338,699  Wisconsin Electric Power Co.                            338,699
                                                                 ----------
                                                                  2,016,345
                                                                  ---------
            COMMERCIAL PAPER - 8.1%
 1,500,000  Norwest Financial Inc.                                1,500,000
 1,000,000  Prudential Funding                                    1,000,000
                                                                 ----------
                                                                  2,500,000
                                                                 ----------
            Total short-term investments
              (cost $4,516,345)                                   4,516,345
                                                                 ----------
            Total investments - 99.0%
              (cost $29,697,851)                                 30,329,861
            Other assets in excess
              of liabilities - 1.0%                                 302,258
                                                                 ----------
            TOTAL NET
              ASSETS - 100.0%                                   $30,632,119
                                                                ===========

*<F5>Non-income producing security.
#<F6>Principal only.

                       See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Company currently consists of one series, Leuthold Asset Allocation Fund (the "Fund"). The investment objective of the Fund is to seek total return consistent with prudent investment risk. The Fund commenced operations on November 20, 1995.

  The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $43,019, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

  The following is a summary of significant accounting policies consistently followed by the Fund.

  a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

  b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years.

  c) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually.

  d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  e) Purchased Option Accounting - Option contracts purchased are included in the Statement of Assets and Liabilities as an asset and are valued at the last bid price reported on the date of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities. Option contracts are held by the Fund for trading and hedging purposes.

  f) Other - Investment and shareholder transactions are recorded no later than the first business day after the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original costs of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

2.   CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the Fund were as follows:

                                      OCT. 1, 1996 -     NOV. 20, 1995 -
                                      MAR. 31, 1997       SEPT. 30, 1996
                                      -------------      ---------------
 Shares sold                            131,451           1,167,497
 Shares issued as a result of
  collective and common trust
   fund conversions                          --           2,905,504
 Shares issued to holders in
   reinvestment of dividends            155,920             102,850
 Shares redeemed                      (360,502)         (1,057,655)
                                      ---------          ----------
 Net increase (decrease)               (73,131)           3,118,196
                                      =========          ==========


3.   INVESTMENT TRANSACTIONS

  The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period October 1, 1996 through March 31, 1997, were $4,525,748 and $3,903,788, respectively.

  At March 31, 1997, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

  Appreciation         $1,511,150
  (Depreciation)       (1,029,443)
                       ----------
  Net appreciation on
    investments          $481,707
                       ==========

  At March 31, 1997, the cost of investments for federal income tax purposes was $29,765,912.

  At the close of business on January 19, 1996, the unit holders of the Piper Trust Common Leuthold Flexible Fund transferred their assets to the Fund. As a result of the tax-free transfer, the Fund acquired $860,971 of unrealized appreciation for tax purposes.

  As of March 31, 1997, the Fund realized $746,150 of the appreciation. At March 31, 1997, the realized appreciation is included in accumulated undistributed net realized gain on investments on the Statement of Assets and Liabilities.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

  The Fund has entered into an Investment Advisory Agreement with Leuthold & Anderson, Inc. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.90% as applied to the Fund's daily net assets.

  The Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the annual rate of 1.25% of the net assets of the Fund, computed on a daily basis.

  Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

  For the period ended March 31, 1997, the Fund paid Weeden & Co., L.P., an affiliate of the Adviser $6,051 of brokerage commissions.

(LEUTHOLD LOGO)
ASSET ALLOCATION FUND

INVESTMENT ADVISER:
  Leuthold & Anderson, Inc., Minnesota

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT, SHAREHOLDER
SERVICING AGENT & CUSTODIAN:
  Firstar Trust Company, Wisconsin

COUNSEL:
  Foley & Lardner, Wisconsin

AUDITORS:
  Arthur Andersen LLP, Wisconsin

This report is authorized for distribution only when preceded or accompanied by a current prospectus.